SCHEDULE OF CHANGES IN NUMBER OF OPTIONS AND RSUS AND WEIGHTED AVERAGE EXERCISE PRICES (Details) (Parenthetical) - shares	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock shares outstanding	9,238,648	[1]	7,569,626	[1]	6,373,331	[1]	5,056,914
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock shares outstanding	74,001		102,334		102,334

[1]	Includes RSUs of 74,001, 102,334 and 102,334 for the years ended December 31, 2021, 2020 and 2019, respectively